UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2009 ( Unaudited)
Grubb & Ellis AGA Realty Income Fund

			Shares		Value
PREFERRED STOCKS - 89.81%
Real Estate Investment Trusts - 89.81%
Alexandria Real Estate Equities, Inc. Series C, 8.375%			7,200		$172,800
AMB Property Corp. Series L, 6.500%			2,200		43,197
Apartment Investment & Management Co. Series T, 8.000%			4,950		99,792
Apartment Investment & Management Co. Series U, 7.750%			14,100		279,039
Apartment Investment & Management Co. Series Y, 7.875%			9,700		191,575
Ashford Hospitality Trust, Inc. Series A, 8.550%			14,900		185,803
Ashford Hospitality Trust, Inc. Series D, 8.450%			12,200		153,720
Associated Estates Realty Corp. Series B2, 8.700%			14,710		321,119
Brandywine Realty Trust Series C, 7.500%			4,300		86,645
BRE Properties, Inc. Series D, 6.750%			2,275		46,990
CapLease, Inc. Series A, 8.125%			6,400		136,960
CBL & Associates Properties, Inc. Series C, 7.750%			6,800		119,476
CBL & Associates Properties, Inc. Series D, 7.375%			7,150		123,337
Colonial Properties Trust Series D, 8.125%			12,800		251,136
Corporate Office Properties Trust Series J, 7.625%			3,000		67,770
Digital Realty Trust, Inc. Series A, 8.500%			4,000		98,440
Digital Realty Trust, Inc. Series B, 7.875%			10,800		254,772
Duke Realty Corp. Series K, 6.500%			800		13,864
Duke Realty Corp. Series M, 6.950%			900		17,730
Entertainment Properties Trust Series B, 7.750%			8,200		159,080
Entertainment Properties Trust Series C, 5.750%			2,400		33,912
Entertainment Properties Trust Series D, 7.375%			15,100		275,575
HCP, Inc. Series E, 7.250%			1,400		31,920
HCP, Inc. Series F, 7.100%			900		20,196
Hospitality Properties Trust Series B, 8.875%			2,900		66,062
Hospitality Properties Trust Series C, 7.000%			5,600		101,360
Kilroy Realty Corp. Series E, 7.800%			6,000		127,770
Kilroy Realty Corp. Series F, 7.500%			9,100		184,457
Kimco Realty Corp. Series G, 7.750%			2,500		55,000
LaSalle Hotel Properties Series G, 7.250%			7,700		144,760
Prologis Series F, 6.750%			3,800		74,746
Prologis Series G, 6.750%			1,800		35,550
PS Business Parks, Inc. Series H, 7.000%			3,300		68,706
PS Business Parks, Inc. Series M, 7.200%			1,200		26,676
Public Storage Series C, 6.600%			700		15,036
Realty Income Corp. Series E, 6.750%			1,300		29,237
SL Green Realty Corp. Series C, 7.625%			6,300		128,205
SL Green Realty Corp. Series D, 7.875%			6,200		128,030
Sunstone Hotel Investors, Inc. Series A, 8.000%			19,500		326,625
Tanger Factory Outlet Centers Inc. Series C, 7.500%			1,100		25,080
Taubman Centers, Inc. Series G, 8.000%			5,100		115,898
Taubman Centers, Inc. Series H, 7.625%			1,900		41,601
TOTAL PREFERRED STOCKS (Cost $3,918,270)					$4,879,647

REAL ESTATE INVESTMENT TRUSTS - 7.40%
Associated Estates Realty Corp.			27,900		232,686
Cogdell Spencer, Inc.			37,500		169,500
TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $331,471)					$402,186

			Principal
			Amount
SHORT TERM INVESTMENTS - 2.41%
Fidelity Money Market Portfolio
0.420% (a)			$131,165		131,165
TOTAL SHORT TERM INVESTMENTS (Cost $131,165)					$131,165

Total Investments (Cost $4,380,906) - 99.62%					5,412,998
Other Assets in Excess of Liabilities - 0.38%					20,423
TOTAL NET ASSETS - 100.00%					$5,433,421

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments					$ 4,380,906
Gross unrealized appreciation					1,032,092
Gross unrealized depreciation					-
Net unrealized appreciation					$ 1,032,092

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 5,281,833	$ -	$ -	$ 5,281,833
Total Equity	5,281,833	-	-	5,281,833

Short-Term Investments	131,165	-	-	131,165

Total Investments in Securities	$ 5,412,998	$ -	$ -	$ 5,412,998

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Schedule of Investments
August 31, 2009 ( Unaudited)
Grubb & Ellis AGA U.S. Realty Fund

			Shares		Value
REAL ESTATE INVESTMENT TRUSTS - 90.83%
Acadia Realty Trust			280		$4,287
Alexandria Real Estate Equities, Inc.			160		8,914
AMB Property Corp.			170		3,881
American Campus Communities, Inc.			170		4,422
Apartment Investment & Management Co.			490		5,963
Associated Estates Realty Corp.			620		5,171
AvalonBay Communities, Inc.			160		10,309
Boston Properties, Inc.			260		15,751
Brandywine Realty Trust			640		6,790
BRE Properties			40		1,131
Camden Property Trust			200		7,340
Cogdell Spencer, Inc.			840		3,797
DiamondRock Hospitality Co.			680		4,658
Digital Realty Trust, Inc.			200		8,716
Dupont Fabros Technology Inc.			360		4,709
Eastgroup Properties, Inc.			120		4,517
Equity Lifestyle Properties, Inc.			120		4,830
Equity Residential			370		10,105
Essex Property Trust, Inc.			30		2,238
Extra Space Storage, Inc.			510		5,049
Federal Realty Investment Trust			140		8,732
HCP, Inc.			430		12,246
Health Care REIT, Inc.			80		3,417
Highwoods Properties, Inc.			280		8,224
Home Properties, Inc.			120		4,556
Host Hotels & Resorts, Inc.			460		4,586
Kimco Realty Corp.			1,040		13,052
Liberty Property Trust			230		7,537
The Macerich Co.			131		3,754
Mack-Cali Realty Corp.			160		5,125
Nationwide Health Properties, Inc.			280		8,926
ProLogis			320		3,558
PS Business Parks, Inc.			80		4,234
Public Storage, Inc.			270		19,048
Simon Property Group, Inc.			655		41,671
SL Green Realty Corp.			50		1,765
Sunstone Hotel Investors, Inc.			550		3,443
Taubman Centers, Inc.			110		3,484
Ventas, Inc.			340		13,331
Vornado Realty Trust			363		20,880
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $254,277)					$314,147

COMMON STOCKS - 0.77%
Hotels, Restaurants & Leisure - 0.77%
Starwood Hotels & Resorts Worldwide Inc.			90		2,680
TOTAL COMMON STOCKS (Cost $1,699)					$2,680

			Principal
			Amount
SHORT TERM INVESTMENTS - 10.90%
Fidelity Government Portfolio I
0.190% (a)			$14,692		14,692
Fidelity Money Market Portfolio
0.420% (a)			15,175		15,175
First American Prime Obligations Fund
0.000% (a)			7,825		7,825
TOTAL SHORT TERM INVESTMENTS (Cost $37,692)					$37,692

Total Investments (Cost $293,668) - 102.50%					354,519
Liabilities in Excess of Other Assets - (2.50)%					(8,640)
TOTAL NET ASSETS - 100.00%					$345,879

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments					$ 293,668
Gross unrealized appreciation					60,915
Gross unrealized depreciation					(64)
Net unrealized appreciation					$ 60,851

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 2,680	$ -	$ -	$ 2,680
Financials	314,147	-	-	314,147
Total Equity	316,827	-	-	316,827

Short-Term Investments	37,692	-	-	37,692

Total Investments in Securities	$ 354,519	$ -	$ -	$ 354,519

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Schedule of Investments
August 31, 2009 ( Unaudited)
Grubb & Ellis AGA International Realty Fund

			Shares		Value
COMMON STOCKS - 45.93%
Canada - 0.32%
Brookfield Asset Management Inc. (a)			110		2,244
China - 0.72%
Shui On Land Ltd			9,000		4,982
Germany - 1.48%
Deutsche Euroshop AG			320		10,267
Hong Kong - 18.57%
Cheung Kong Holdings Ltd.			1,000		11,864
China Resources Land Ltd.			6,000		12,557
Great Eagle Holdings Ltd.			7,108		15,297
Henderson Land Development Co. Ltd.			3,000		17,631
Shimao Property Holdings Ltd			5,000		7,445
Shun Tak Holdings Ltd.			8,000		5,336
Sun Hung Kai Properties Ltd.			4,000		54,139
Wharf Holdings Ltd.			1,000		4,484
					128,753
Japan - 17.66%
Mitsubishi Estate Co. Ltd.			3,000		49,748
Mitsui Fudosan Co. Ltd.			2,000		37,786
NTT Urban Development Corp.			14		13,842
Sumitomo Realty & Development Co. Ltd.			1,000		21,053
					122,429
Mexico - 1.62%
Corp GEO SA de CV (a)			2,500		5,902
Desarrolladora Homex SA de CV - ADR (a)			150		5,331
					11,233
Norway - 0.48%
Norwegian Property ASA (a)			2,700		3,307
Singapore - 3.85%
CapitaLand Ltd.			5,000		12,873
City Developments Ltd			2,000		13,796
					26,669
United Kingdom - 1.23%
Safestore Holdings PLC			4,000		8,530
TOTAL COMMON STOCKS (Cost $258,715)					$318,414

REAL ESTATE INVESTMENT TRUSTS - 49.86%
Australia - 12.17%
CFS Retail Property Trust			12,270		$19,704
Dexus Property Group (a)			22,000		13,853
Westfield Group (a)			4,750		50,826
					84,383
Canada - 0.72%
Boardwalk Real Estate Investment Trust (a)			150		5,029
France - 9.24%
Klepierre			520		19,543
Unibail-Rodamco SE			225		44,497
					64,040
Germany - 1.60%
Alstria Office REIT-AG			1,170		11,087
Hong Kong - 3.93%
Champion REIT			20,000		7,380
The Link REIT			9,000		19,834
					27,214
Japan - 3.58%
Kenedix Realty Investment Corp.			2		7,501
Nomura Real Estate Office Fund Inc.			1		6,932
Orix JREIT, Inc.			2		10,403
					24,836
Netherlands - 5.90%
Corio NV			370		22,626
Eurocommercial Properties NV			460		18,254
					40,880
Singapore - 4.39%
Ascendas Real Estate Investment Trust			13,000		14,886
CapitaMall Trust			3,000		3,394
Fortune Real Estate Investment Trust (a)			7,000		3,360
Parkway Life Real Estate Investment Trust			12,000		8,828
					30,468
United Kingdom - 8.33%
Big Yellow Group PLC (a)			1,200		7,517
British Land Co., PLC			700		5,527
Hammerson PLC			1,250		8,239
Land Securities Group PLC			2,000		20,105
Segro PLC			2,800		16,391
					57,779
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $256,206)					$345,716

			Principal
			Amount
SHORT TERM INVESTMENTS - 7.61%
Fidelity Government Portfolio I
0.190% (b)			$23,509		23,509
Fidelity Money Market Portfolio
0.420% (b)			29,226		29,226
TOTAL SHORT TERM INVESTMENTS (Cost $52,735)					$52,735

Total Investments (Cost $567,656) - 103.40%					716,865
Liabilities in Excess of Other Assets - (3.40)%					(23,590)
TOTAL NET ASSETS - 100.00%					$693,275

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments					$ 567,656
Gross unrealized appreciation					154,696
Gross unrealized depreciation					(5,487)
Net unrealized appreciation					$ 149,209

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 11,234	$ -	$ -	$ 11,234
Financials	644,253	3,307	-	647,560
Industrials	5,336	-	-	5,336
Total Equity	660,823	3,307	-	664,130

Short-Term Investments	52,735	-	-	52,735

Total Investments in Securities	$ 713,558	$ 3,307	$ -	$ 716,865

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009